SHARE CAPITAL (Narrative) (Details)	1 Months Ended						12 Months Ended
	Jul. 31, 2019 $ / shares shares	Jul. 31, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	May 31, 2019 CAD ($) $ / shares shares	May 31, 2019 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized							500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares							$ 0.0008	$ 0.0008
Common stock, shares outstanding							38,906,742	38,906,742
Common stock, shares issued							38,906,742	38,906,742
Stock issued under private placement					5,000,000	5,000,000
Shares Issued, Price Per Share | $ / shares					$ 0.05
Proceeds from private placement					$ 250,000	$ 187,125
Risk free interest rate, minimum							1.40%
Risk free interest rate, maximum							1.53%
Expected volatility rate, minimum							119.33%
Expected volatility rate, maximum							119.56%
Expected term							5 years
Expected dividends | $							$ 0
Share-based Compensation | $							0	$ 0	$ 41,227
Unrecognized stock based compensation expense | $							$ 0	$ 0
Weighted average number of basic and diluted common shares outstanding							38,906,742	38,906,742	37,153,317
Stock Option Plan [Member]
Stockholders Equity Note [Line Items]
Number of Options, Granted	40,000	40,000
Weighted Average Exercise Price | (per share)	$ 0.065	$ 0.05
Contractual Life	5 years	5 years
Stock Options [Member]
Stockholders Equity Note [Line Items]
Anti-dilutive shares							1,040,000	1,040,000	1,040,000
Chief Executive Officer [Member]
Stockholders Equity Note [Line Items]
Stock issued under private placement					3,000,000	3,000,000
Directors And Officers [Member]
Stockholders Equity Note [Line Items]
Number of Options, Granted			1,000,000	1,000,000
Weighted Average Exercise Price | (per share)			$ 0.065	$ 0.05
Contractual Life			5 years	5 years